Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2022
Significant judgments key assumptions and estimates
Beginning of the year	$ 147,420	$ 143,448
Share capital increase and contributions (Note 32)	0	203
Sale of interest in joint ventures (Note 32)	(26,195)	0
Share of profit/ (loss)	32,953	5,869
Other comprehensive income/ (loss)	658	187
Dividends (Note 32)	(17,249)	(2,370)
Others	0	83
End of the year (ii)	$ 137,587	$ 147,420